Loan From Stockholder and Related Party Transactions (Details Narrative) (USD $)	Apr. 30, 2013	Jan. 01, 2010	May 02, 2009	Apr. 30, 2009
Related Party Transactions [Abstract]
[us-gaap:LoansAndLeasesReceivableRelatedParties]				$ 22,550
[us-gaap:RelatedPartyTransactionDueFromToRelatedParty]		246,299	93,879
[us-gaap:PaymentsForProceedsFromOtherLoansAndLeases]	$ 441,196